Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Operating Segment
The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2017, 2018 and 2019.

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues:
Installment credit services	4,775,366,052	7,692,342,304	6,640,579,666	953,859,587
– Financing income	3,642,183,767	3,535,275,780	3,510,054,957	504,187,849
– Sales commission fee	797,167,074	307,492,444	356,811,512	51,252,767
– Penalty fee	7,922,387	28,012,630	44,354,000	6,371,053
– Sales income	26,083,472	2,174,788,821	431,945,882	62,045,144
– Loan facilitation income	302,009,352	1,618,438,688	2,097,593,931	301,300,515
– Post-origination services fee	—	28,333,941	199,819,384	28,702,259
Transaction services	—	—	2,199,463,876	315,933,218
– Transaction services fee	—	—	2,161,854,715	310,531,000
– Post-origination services fee	—	—	37,609,161	5,402,218

Total consolidated revenues	4,775,366,052	7,692,342,304	8,840,043,542	1,269,792,805
Income from operations:
Installment credit services	2,485,281,654	2,747,349,633	2,005,858,668	288,123,571
Transaction services	—	—	1,930,195,468	277,255,231

Total segment income from operations	2,485,281,654	2,747,349,633	3,936,054,136	565,378,802
Unallocated expenses	(64,055,851)	(57,981,487)	(87,299,053)	(12,539,724)

Total consolidated income from operations	2,421,225,803	2,689,368,146	3,848,755,083	552,839,078
Total other expense, net	(1,220,980)	(40,321,415)	41,766,688	5,999,408

Net income before income taxes	2,420,004,823	2,649,046,731	3,890,521,771	558,838,486